SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)		Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)		Mar. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Loss before income tax expenses	$ (3,376,410)			$ (4,899,006)		$ (4,263,231)
Income tax computed at statutory income tax rate	(557,108)	[1]	$ 2	(808,336)	[1]	(703,433)	[1]
Effect of preferential tax benefits						158,231
Effect of differences in income tax rates in other jurisdictions	14,019			(93,292)		(107,510)
Effect of prior year true up	(333,234)
Effect of change in valuation allowance	876,323			901,628		652,712
Income tax expense

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.